Goodwill and intangible assets - Reconciliation of intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 202,051
Intangible assets and goodwill at end of period	187,403	$ 202,051
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	315,153	310,864
Net exchange differences	(14,648)	4,289
Intangible assets and goodwill at end of period	300,505	315,153
Accumulated amortization/impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Additions and amortization charge for the year	0	0
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19,149
Intangible assets and goodwill at end of period	19,149	19,149
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	132,251	132,251
Net exchange differences	0	0
Intangible assets and goodwill at end of period	132,251	132,251
Goodwill | Accumulated amortization/impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(113,102)	(113,102)
Intangible assets and goodwill at end of period	(113,102)	(113,102)
Fund management contracts (indefinite life)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	182,902
Intangible assets and goodwill at end of period	168,254	182,902
Fund management contracts (indefinite life) | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	182,902	178,613
Net exchange differences	(14,648)	4,289
Intangible assets and goodwill at end of period	168,254	182,902
Fund management contracts (indefinite life) | Accumulated amortization/impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Additions and amortization charge for the year	0	0
Intangible assets and goodwill at end of period	$ 0	$ 0